Unaudited Condensed Consolidated Statement Of Comprehensive Income - USD ($) $ in Millions	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net remeasurement of post-employment benefit plans
Group	$ (184)	$ (138)
Associates and joint ventures	4	(2)
Non-controlling interests	0	(1)
Tax on post-employment benefit plans	52	32
Other comprehensive income that will not be recycled subsequently to the income statement, net of tax, Total	(128)	(109)
Exchange differences on translation of foreign operations
Group	(694)	(18)
Associates and joint ventures	(85)	106
Non-controlling interests	(15)	(8)
Net investment hedges	232	(295)
Exchange loss recycled to the income statement
On disposal of foreign operations	175	26
Tax on exchange differences – group	17	36
Effective portion of changes in fair value of cash flow hedges
Hedge of foreign currency debt of the group	(16)	39
Transaction exposure hedging of the group	(86)	90
Hedges by associates and joint ventures	(11)	1
Commodity price risk hedging of the group	1	(11)
Recycled to income statement – hedge of foreign currency debt of the group	83	52
Recycled to income statement – transaction exposure hedging of the group	(18)	(125)
Recycled to income statement – commodity price risk hedging of the group	11	20
Cost of hedging	20	(48)
Recycled to income statement – cost of hedging	(11)	(12)
Tax on effective portion of changes in fair value of cash flow hedges	9	(29)
Hyperinflation adjustments	181	290
Tax on hyperinflation adjustments	(49)	(98)
Other comprehensive income that may be recycled subsequently to the income statement, net of tax, Total	(256)	16
Other comprehensive loss net of tax, for the period	(384)	(93)
Profit for the period	2,075	2,342
Total comprehensive (loss)/income for the period	1,691	2,249
Attributable to:
Equity shareholders of the parent company	1,565	2,126
Non-controlling interests	126	123
Total comprehensive (loss)/income for the period	$ 1,691	$ 2,249